Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Schedule of estimated useful lives of property and equipment

– Properties leased for own use	Over the unexpired lease period
– Office equipment leased for own use	Over the unexpired lease period
– Leasehold improvements	Shorter of 4 years, or over the unexpired lease period
– Fixtures and furniture	5 years
– Office and lab equipment	3 – 5 years
– Computer equipment	3 years
– Motor vehicles	3 years
– Manufacturing equipment	3 years

Schedule of estimated useful lives of intangible assets

– Website and mobile apps	2 years
– Trademark and technology	10 – 20 years
– Products development cost	3 years